SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 21 -     SUBSEQUENT EVENTS

Due to the adverse impact of COVID-19 on the aerospace industry and consequently on TAT’s business, TAT has resolved to take additional actions in fiscal year 2021 to change its cost structure and reduce costs in order to cope effectively with the impact of COVID-19 on its business. Specifically, we intend to execute a plan during 2021 by which we would transfer our activity from our leased facility in Gedera to a facility in Tulsa, Oklahoma and to a facility in Kiryat Gat, which are owned by, or under long terms leases of, TAT’s wholly-owned subsidiaries.